Net income per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income attributable to common shareholders of the Company – basic	$ 56,732	$ 102,293
Net income attributable to common shareholders of the Company – diluted	$ 56,732	$ 102,293
Weighted average number of common shares outstanding – basic (in shares)	141,555,788	139,729,116
Effect of dilutive securities (in shares)	3,047,697	4,712,386
Weighted average number of common shares outstanding – diluted (in shares)	144,603,485	144,441,502
Basic earnings (loss) per share (in dollars per share)	$ 0.40	$ 0.73
Diluted earnings (loss) per share (in dollars per share)	$ 0.39	$ 0.71